Average Annual Total Returns			12 Months Ended	60 Months Ended	120 Months Ended
		Feb. 20, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Invesco Bloomberg Enhanced Fallen Angels ETF | Invesco Bloomberg Enhanced Fallen Angels ETF
Prospectus [Line Items]
Average Annual Return, Percent			8.75%	3.82%	5.21%
Performance Inception Date		Nov. 15, 2007
Invesco Bloomberg Enhanced Fallen Angels ETF | Invesco Bloomberg Enhanced Fallen Angels ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			6.32%	1.90%	3.30%
Invesco Bloomberg Enhanced Fallen Angels ETF | Invesco Bloomberg Enhanced Fallen Angels ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			5.12%	2.06%	3.17%
Invesco Bloomberg Enhanced Fallen Angels ETF | Bloomberg U.S. High Yield Enhanced Fallen Angels Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]
Invesco Bloomberg Enhanced Fallen Angels ETF | RAFI® Bonds U.S. High Yield 1-10 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]		9.19%	4.28%	5.92%
Invesco Bloomberg Enhanced Fallen Angels ETF | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			7.30%	(0.36%)	2.01%
Invesco Bloomberg Enhanced Fallen Angels ETF | Bloomberg U.S. Corporate High Yield Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			8.62%	4.51%	6.53%
Invesco Bloomberg Financial Data Providers ETF | Invesco Bloomberg Financial Data Providers ETF
Prospectus [Line Items]
Average Annual Return, Percent			6.10%	8.47%	6.90%
Performance Inception Date		Nov. 01, 2011
Invesco Bloomberg Financial Data Providers ETF | Invesco Bloomberg Financial Data Providers ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			5.41%	7.76%	6.24%
Invesco Bloomberg Financial Data Providers ETF | Invesco Bloomberg Financial Data Providers ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			4.06%	6.59%	5.44%
Invesco Bloomberg Financial Data Providers ETF | Bloomberg Financial Data Providers Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]
Invesco Bloomberg Financial Data Providers ETF | KBW Nasdaq Regional Banking™ Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]		6.50%	8.84%	7.25%
Invesco Bloomberg Financial Data Providers ETF | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.88%	14.42%	14.82%
Invesco S&P 500 Concentrated QVM ETF | Invesco S&P 500 Concentrated QVM ETF
Prospectus [Line Items]
Average Annual Return, Percent			18.91%	14.20%	11.28%
Performance Inception Date		Oct. 09, 2015
Invesco S&P 500 Concentrated QVM ETF | Invesco S&P 500 Concentrated QVM ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			18.20%	13.47%	10.61%
Invesco S&P 500 Concentrated QVM ETF | Invesco S&P 500 Concentrated QVM ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			11.66%	11.27%	9.17%
Invesco S&P 500 Concentrated QVM ETF | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.88%	14.42%	14.82%
Invesco S&P 500 Concentrated QVM ETF | S&P 500® Quality, Value & Momentum Multi-factor Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[3]		14.19%	15.33%
Invesco S&P 500 Concentrated QVM ETF | S&P 500® Enhanced Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[3]		19.08%	14.34%	11.44%

[1]	Effective after the close of markets on February 20, 2026, the Fund changed its underlying index from RAFI® Bonds U.S. High Yield 1-10 Index to Bloomberg U.S. High Yield Enhanced Fallen Angels Index. Prior to its commencement date of November 2025, performance for the Underlying Index is not available. If the Fund had sought to track the Underlying Index prior to the close of markets on February 20, 2026, the Fund's performance would have been different.
[2]	Effective after the close of markets on February 20, 2026, the Fund changed its underlying index from KBW Nasdaq Regional Banking Index to Bloomberg Financial Data Providers Index. Prior to its commencement date of December 16, 2025, performance for the Underlying Index is not available. If the Fund had sought to track the Underlying Index prior to the close of markets on February 20, 2026, the Fund’s performance would have been different.
[3]	Effective after the close of markets on February 20, 2026, the Fund changed its underlying index from S&P 500® Enhanced Value Index to S&P 500® Quality, Value & Momentum Multi-factor Index. Prior to its commencement date of January 30, 2017, performance for the Underlying Index is not available. If the Fund had sought to track the Underlying Index prior to the close of markets on February 20, 2026, the Fund's performance would have been different.